REVENUE	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Revenue	Revenue

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Gold sales
Spot market sales	$2,754	$2,490	$5,170	$4,816
Concentrate sales	109	97	212	174
Provisional pricing adjustments	5	(3)	14	5
	$2,868	$2,584	$5,396	$4,995
Copper sales
Concentrate sales	$223	$200	$382	$359
Provisional pricing adjustments	(4)	(11)	—	1
	$219	$189	$382	$360
Other sales[1]	75	60	131	121
Total	$3,162	$2,833	$5,909	$5,476
[1]Revenues include the sale of by-products for our gold and copper mines